Long-Term Debt - Maturities of Debt (Details) - USD ($) $ in Thousands	Apr. 02, 2022	Jan. 01, 2022	Dec. 26, 2020
Debt Disclosure [Abstract]
2022	$ 6,170	$ 8,067
2023	8,226	8,067
2024	6,209	6,051
2025	700,353	700,194
2026	22	0
Total	$ 720,980	$ 722,379	$ 636,238